Hilton BDC Corporate Bond ETF
Schedule of Investments
July 31, 2025 (Unaudited)

CORPORATE BONDS - 92.8%	Par	Value
Investment Companies - 91.4%(a)
Apollo Debt Solutions BDC
6.90%, 04/13/2029	$541,000	$565,267
6.70%, 07/29/2031	561,000	584,354
6.55%, 03/15/2032 (b)	282,000	289,383
Ares Capital Corp.
3.88%, 01/15/2026	326,000	324,667
2.15%, 07/15/2026	278,000	271,454
7.00%, 01/15/2027	260,000	267,714
2.88%, 06/15/2027	126,000	121,936
2.88%, 06/15/2028	369,000	348,742
5.88%, 03/01/2029	302,000	308,463
5.95%, 07/15/2029	251,000	257,175
3.20%, 11/15/2031	200,000	174,732
5.80%, 03/08/2032	304,000	303,441
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/2026	183,000	180,350
2.55%, 10/13/2026	182,000	176,563
5.95%, 03/15/2030	203,000	201,951
Barings BDC, Inc.
3.30%, 11/23/2026	201,000	196,078
7.00%, 02/15/2029	194,000	201,301
BlackRock TCP Capital Corp.
2.85%, 02/09/2026	202,000	198,924
6.95%, 05/30/2029	202,000	208,811
Blackstone Private Credit Fund
7.05%, 09/29/2025	268,000	268,869
2.63%, 12/15/2026	427,000	412,823
3.25%, 03/15/2027	352,000	342,589
4.95%, 09/26/2027	125,000	124,568
7.30%, 11/27/2028	214,000	227,081
4.00%, 01/15/2029	215,000	207,616
5.95%, 07/16/2029	164,000	167,297
5.60%, 11/22/2029	123,000	123,939
5.25%, 04/01/2030	125,000	123,890
6.25%, 01/25/2031	162,000	167,066
6.00%, 01/29/2032	359,000	363,762
6.00%, 11/22/2034	268,000	266,333
Blackstone Secured Lending Fund
3.63%, 01/15/2026	385,000	382,532
2.75%, 09/16/2026	338,000	329,773
2.13%, 02/15/2027	291,000	278,452
5.88%, 11/15/2027	168,000	170,994
5.35%, 04/13/2028	343,000	345,816
2.85%, 09/30/2028	299,000	280,271
5.30%, 06/30/2030	217,000	215,965
Blue Owl Capital Corp.
4.25%, 01/15/2026	218,000	217,473
3.40%, 07/15/2026	484,000	477,078
2.63%, 01/15/2027	216,000	208,228
3.13%, 04/13/2027	220,000	212,382
2.88%, 06/11/2028	404,000	377,038
5.95%, 03/15/2029	496,000	497,202
6.20%, 07/15/2030	216,000	218,205
Blue Owl Capital Corp. II, 8.45%, 11/15/2026	274,000	283,750
Blue Owl Credit Income Corp.
3.13%, 09/23/2026	155,000	151,226
4.70%, 02/08/2027	221,000	219,402
7.75%, 09/16/2027	298,000	311,534
7.95%, 06/13/2028	311,000	329,265
7.75%, 01/15/2029	259,000	275,589
6.60%, 09/15/2029	449,000	461,979
5.80%, 03/15/2030	498,000	499,046
6.65%, 03/15/2031	366,000	376,669
Blue Owl Technology Finance Corp.
4.75%, 12/15/2025 (b)	299,000	297,910
3.75%, 06/17/2026 (b)	152,000	149,246
2.50%, 01/15/2027	110,000	105,753
6.10%, 03/15/2028 (b)	327,000	328,950
6.75%, 04/04/2029	422,000	432,209
Franklin BSP Capital Corp., 7.20%, 06/15/2029	290,000	301,112
FS KKR Capital Corp.
3.40%, 01/15/2026	487,000	483,472
2.63%, 01/15/2027	167,000	160,508
3.25%, 07/15/2027	218,000	209,451
3.13%, 10/12/2028	359,000	331,024
7.88%, 01/15/2029	169,000	179,042
6.88%, 08/15/2029	292,000	301,411
6.13%, 01/15/2030	337,000	338,139
Goldman Sachs BDC, Inc.
2.88%, 01/15/2026	296,000	293,261
6.38%, 03/11/2027	240,000	244,756
Golub Capital BDC, Inc.
2.50%, 08/24/2026	326,000	317,570
2.05%, 02/15/2027	188,000	179,321
7.05%, 12/05/2028	239,000	250,887
6.00%, 07/15/2029	399,000	405,272
Golub Capital Private Credit Fund
5.80%, 09/12/2029	294,000	294,858
5.88%, 05/01/2030	299,000	300,229
HPS Corporate Lending Fund
5.45%, 01/14/2028	398,000	399,085
6.75%, 01/30/2029	299,000	309,698
6.25%, 09/30/2029	206,000	210,661
5.95%, 04/14/2032	275,000	272,954
Main Street Capital Corp.
3.00%, 07/14/2026	285,000	279,701
6.50%, 06/04/2027	230,000	234,730
6.95%, 03/01/2029	197,000	204,886
Morgan Stanley Direct Lending Fund
4.50%, 02/11/2027	206,000	204,557
6.15%, 05/17/2029	198,000	202,847
6.00%, 05/19/2030	199,000	200,250
MSD Investment Corp., 6.25%, 05/31/2030 (b)	343,000	343,041
New Mountain Finance Corp.
6.20%, 10/15/2027	194,000	196,399
6.88%, 02/01/2029	196,000	200,775
North Haven Private Income Fund LLC, 5.75%, 02/01/2030	245,000	242,583
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/2030	244,000	250,809
Oaktree Specialty Lending Corp.
2.70%, 01/15/2027	202,000	194,353
7.10%, 02/15/2029	185,000	190,526
6.34%, 02/27/2030	184,000	183,585
Oaktree Strategic Credit Fund
8.40%, 11/14/2028	207,000	223,030
6.50%, 07/23/2029	246,000	252,246
Prospect Capital Corp.
3.36%, 11/15/2026	197,000	189,051
3.44%, 10/15/2028	198,000	178,977
Sixth Street Lending Partners
6.50%, 03/11/2029	424,000	437,035
5.75%, 01/15/2030	330,000	330,417
6.13%, 07/15/2030 (b)	399,000	406,897
		27,340,482

Private Equity - 1.4%
Hercules Capital, Inc.
2.63%, 09/16/2026	202,000	196,055
3.38%, 01/20/2027	230,000	223,615
		419,670
TOTAL CORPORATE BONDS (Cost $27,700,841)		27,760,152

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.1%	Shares
First American Government Obligations Fund - Class X, 4.23%(c)	1,817,694	1,817,694
TOTAL MONEY MARKET FUNDS (Cost $1,817,694)		1,817,694

TOTAL INVESTMENTS - 98.9% (Cost $29,518,535)		29,577,846
Other Assets in Excess of Liabilities - 1.1%		343,849
TOTAL NET ASSETS - 100.0%		$29,921,695
two		–%
Par amount is in USD unless otherwise indicated
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $1,815,427 or 6.1% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Hilton BDC Corporate Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Corporate Bonds	$–	$27,760,152	$–	$27,760,152
Money Market Funds	1,817,694	–	–	1,817,694
Total Investments	$1,817,694	$27,760,152	$–	$29,577,846

Refer to the Schedule of Investments for further disaggregation of investment categories.